Consolidated Statements of Changes in Equity (Deficit) (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Accumulated Other Comprehensive Income	Retained Earnings (Accumulated deficit)	Total LDK Solar CO., Ltd. Shareholders' Equity	Non- controlling Interests
Beginning Balance at Dec. 31, 2010	$ 1,019,738	$ 13,295	$ 589,839	$ 58,275	$ 128,393	$ 229,438	$ 1,019,240	$ 498
Beginning Balance (in shares) at Dec. 31, 2010		132,950,255
Net loss	(620,476)	0	0	0	0	(620,869)	(620,869)	393
Foreign currency translation adjustment, net of nil tax	77,817	0	0	0	77,842	0	77,842	(25)
Fair value changes in available-for-sale equity security, net of tax effect of US$(155) in 2013, US$ 1,122 in 2012 and US$ 2,218 in 2011, respectively	6,653	0	0	0	6,653	0	6,653	0
Appropriation to statutory reserve	0	0	0	17,505	0	(17,505)	0	0
Issuance of ordinary shares upon exercise of share options (in shares)	1,051,717	1,051,717
Issuance of ordinary shares upon exercise of share options	4,745	105	4,640	0	0	0	4,745	0
Issuance of new shares, net of related expenses of nil in 2013, nil in 2012, US$8,536 in 2011, respectively (in shares)		13,800,000
Issuance of new shares, net of related expenses of nil in 2013, nil in 2012, US$8,536 in 2011, respectively	162,584	1,380	161,204	0	0	0	162,584	0
Re-purchase of ordinary shares (in shares)		(18,657,487)
Re-purchase of ordinary shares	(110,559)	(1,865)	(108,694)	0	0	0	(110,559)	0
Private placement of ordinary shares (in shares)		4,374,315
Private placement of ordinary shares	25,790	437	25,353	0	0	0	25,790	0
Acquisition of a subsidiary	13,071	0	0	0	0	0	0	13,071
Capital contribution from non-controlling interests	940	0	0	0	0	0	0	940
Share-based compensation (Note 24)	9,927	0	9,796	0	0	0	9,796	131
Recognition of redeemable non-controlling interests (Note 7)	69,284	0	69,284	0	0	0	69,284	0
Accretion to redemption value of redeemable non-controlling interests (Note 7)	(34,590)	0	0	0	0	(34,590)	(34,590)	0
Ending Balance at Dec. 31, 2011	624,924	13,352	751,422	75,780	212,888	(443,526)	609,916	15,008
Ending Balance (in shares) at Dec. 31, 2011		133,518,800
Net loss	(1,010,096)	0	0	0	0	(970,971)	(970,971)	(39,125)
Foreign currency translation adjustment, net of nil tax	2,900	0	0	0	3,195	0	3,195	(295)
Fair value changes in available-for-sale equity security, net of tax effect of US$(155) in 2013, US$ 1,122 in 2012 and US$ 2,218 in 2011, respectively	(3,368)	0	0	0	(3,368)	0	(3,368)	0
Issuance of ordinary shares upon exercise of share options (in shares)	0
Issuance of new shares, net of related expenses of nil in 2013, nil in 2012, US$8,536 in 2011, respectively (in shares)		25,307,497
Issuance of new shares, net of related expenses of nil in 2013, nil in 2012, US$8,536 in 2011, respectively	21,765	2,531	19,234	0	0	0	21,765	0
Acquisition of a subsidiary	7,153	0	0	0	0	0	0	7,153
Disposal of subsidiary	(879)	0	0	0	0	0	0	(879)
Share-based compensation (Note 24)	8,904	0	8,804	0	0	0	8,804	100
Recognition of non-controlling interests	127	0	0	0	0	0	0	127
Accretion to redemption value of redeemable non-controlling interests (Note 7)	(153,984)	0	0	0	0	(153,984)	(153,984)	0
Others	(210)	0	297	0	0	0	297	(507)
Ending Balance at Dec. 31, 2012	(502,764)	15,883	779,757	75,780	212,715	(1,568,481)	(484,346)	(18,418)
Ending Balance (in shares) at Dec. 31, 2012	158,826,297	158,826,297
Net loss	(1,630,293)	0	0	0	0	(1,610,068)	(1,610,068)	(20,225)
Foreign currency translation adjustment, net of nil tax	587	0	0	0	415	0	415	172
Fair value changes in available-for-sale equity security, net of tax effect of US$(155) in 2013, US$ 1,122 in 2012 and US$ 2,218 in 2011, respectively	3,753	0	0	0	3,753	0	3,753	0
Issuance of ordinary shares upon exercise of share options (in shares)	0
Issuance of new shares, net of related expenses of nil in 2013, nil in 2012, US$8,536 in 2011, respectively (in shares)		42,312,598
Issuance of new shares, net of related expenses of nil in 2013, nil in 2012, US$8,536 in 2011, respectively	50,632	4,231	46,401	0	0	0	50,632	0
Share-based compensation (Note 24)	7,470	0	7,306	0	0	0	7,306	164
Accretion to redemption value of redeemable non-controlling interests (Note 7)	(33,077)	0	0	0	0	(33,077)	(33,077)	0
Others	1,311	0	0	0	0	0	0	1,311
Ending Balance at Dec. 31, 2013	$ (2,102,381)	$ 20,114	$ 833,464	$ 75,780	$ 216,883	$ (3,211,626)	$ (2,065,385)	$ (36,996)
Ending Balance (in shares) at Dec. 31, 2013	201,138,895	201,138,895